Derivative financial instruments (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Derivative Financial Instruments 1		$ 170,500
Derivative Financial Instruments 2		0
Derivative Financial Instruments 3		177,900
Derivative Financial Instruments 1	815
Derivative Financial Instruments 2	12,028,383
Derivative Financial Instruments 3	115,000
Derivative Financial Instruments 4	13,005,182
Derivative Financial Instruments 5	$ 338,300